Basis of Preparation of the Half-Year Financial Statements and Accounting Policies	6 Months Ended
Jun. 30, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of Preparation of the Half-Year Financial Statements and Accounting Policies	A/ BASIS OF PREPARATION OF THE HALF-YEAR FINANCIAL STATEMENTS AND ACCOUNTING POLICIESA.1. INTERNATIONAL FINANCIAL REPORTING STANDARDS (IFRS)
The half-year consolidated financial statements have been prepared and presented in condensed format in accordance with IAS 34 (Interim Financial Reporting). The accompanying notes therefore relate to significant events and transactions of the period, and should be read in conjunction with the consolidated financial statements for the year ended December 31, 2019.
The accounting policies used in the preparation of the consolidated financial statements as of June 30, 2020 comply with international financial reporting standards (IFRS) as endorsed by the European Union and as issued by the International Accounting Standards Board (IASB). IFRS as endorsed by the European Union as of June 30, 2020 are available via the following web link:
https://www.efrag.org/Endorsement
The accounting policies applied effective January 1, 2020 are identical to those presented in the consolidated financial statements for the year ended December 31, 2019.
During 2018, the IASB published a number of amendments that are mandatorily applicable from January 1, 2020 onwards. These include “Definition of a Business” (an amendment to IFRS 3), issued October 22, 2018, which applies prospectively to business combinations completed on or after January 1, 2020. Applying this amendment did not have a material impact on the condensed consolidated half-year financial statements for the six months ended June 30, 2020.
As a reminder, Sanofi early adopted the amendment to IFRS 9 relating to interest rate benchmark reform in its consolidated financial statements for the year ended December 31, 2019.

A.2. USE OF ESTIMATES
The preparation of financial statements requires management to make reasonable estimates and assumptions based on information available at the date the financial statements are finalized. Those estimates and assumptions may affect the reported amounts of assets, liabilities, revenues and expenses in the financial statements, and disclosures of contingent assets and contingent liabilities as of the date of the review of the financial statements. Examples of estimates and assumptions include:
•amounts deducted from sales for projected sales returns, chargeback incentives, rebates and price reductions;
•impairment of property, plant and equipment, intangible assets, and investments accounted for using the equity method;
•the valuation of goodwill and the valuation and useful life of acquired intangible assets;
•the measurement of contingent consideration receivable in connection with asset divestments and of contingent consideration payable;
•the measurement of equity investments in unquoted entities;
•the measurement of financial assets at amortized cost;
•the amount of post-employment benefit obligations;
•the amount of provisions for restructuring, litigation, tax risks (other than those related to income taxes) and environmental risks; and
•the amount of deferred tax assets resulting from tax losses available for carry-forward and deductible temporary differences.
Actual results could differ from these estimates.
For half-year financial reporting purposes, and as allowed under IAS 34, Sanofi has determined income tax expense on the basis of an estimate of the effective tax rate for the full financial year. That rate is applied to business operating income plus financial income and minus financial expenses, and before (i) the share of profit/loss of investments accounted for using the equity method and (ii) net income attributable to non-controlling interests. The estimated full-year effective tax rate is based on the tax rates that will be applicable to projected pre-tax profits or losses arising in the various tax jurisdictions in which Sanofi operates.

A.3. SEASONAL TRENDS
Sanofi’s activities are not subject to significant seasonal fluctuations.

A.4. CONSOLIDATION AND FOREIGN CURRENCY TRANSLATION OF THE FINANCIAL STATEMENTS OF SUBSIDIARIES IN HYPERINFLATIONARY ECONOMIES
In 2020, Sanofi is continuing to account for subsidiaries in Venezuela using the full consolidation method, on the basis that the criteria for control as specified in IFRS 10 (Consolidated Financial Statements) are still met. In 2018, following a change to the foreign exchange system, the “DICOM” rate was replaced by the “PETRO” rate (with a floating US dollar/bolivar parity) and the strong bolivar (“VEF”) by a new currency known as the sovereign bolivar (“VES”), reflecting a 1-for-100,000 devaluation. Consequently, the contribution of the Venezuelan subsidiaries to the Sanofi consolidated financial statements is immaterial.
In Argentina, the cumulative rate of inflation over the last three years is in excess of 100%, based on a combination of indices used to measure inflation in that country. Consequently, Sanofi has since July 1, 2018 treated Argentina as a hyperinflationary economy, and applied IAS 29. The impact on the consolidated income statement of adjustments required for the application of IAS 29 to Argentinean hyperinflation as of June 30, 2020 is an expense of €16 million; the impact on balance sheet line items as of that date is immaterial.

A.5. FAIR VALUE OF FINANCIAL INSTRUMENTS
Under IFRS 13 (Fair Value Measurement) and IFRS 7 (Financial Instruments: Disclosures), fair value measurements must be classified using a hierarchy based on the inputs used to measure the fair value of the instrument. This hierarchy has three levels:
•Level 1: quoted prices in active markets for identical assets or liabilities (without modification or repackaging);
•Level 2: quoted prices in active markets for similar assets or liabilities, or valuation techniques in which all important inputs are derived from observable market data;
•Level 3: valuation techniques in which not all important inputs are derived from observable market data.
The table below shows the disclosures required under IFRS 7 relating to the measurement principles applied to financial instruments.

Note	Type of financial instrument	Measurement principle	Level in fair value hierarchy	Valuation technique	Method used to determine fair value
						Market data
					Valuation model	Exchange rate	Interest rate	Volatilities
B.6.	Financial assets measured at fair value (quoted equity instruments)	Fair value	1	Market value	Quoted market price	N/A
B.6.	Financial assets measured at fair value (quoted debt instruments)	Fair value	1	Market value	Quoted market price	N/A
B.6.	Financial assets measured at fair value (unquoted equity instruments)	Fair value	3	Amortized cost/ Peer comparison (primarily)	If cost ceases to be a representative measure of fair value, an internal valuation based primarily on peer comparison is used.
B.6.	Financial assets at fair value (contingent consideration receivable)	Fair value	3	Revenue-based approach	Under IFRS 9, contingent consideration receivable on a divestment is a financial asset. The fair value of such assets is determined by adjusting the contingent consideration at the end of the reporting period using the method described in Note D.7.3. to the consolidated financial statements for the year ended December 31, 2019.
B.6.	Long-term loans and advances and other non-current receivables	Amortized cost	N/A	N/A	The amortized cost of long-term loans and advances and other non-current receivables at the end of the reporting period is not materially different from their fair value.
B.6.	Financial assets recognized under the fair value option(a)	Fair value	1	Market value	Quoted market price	N/A
B.10.	Forward currency contracts	Fair value	2		Present value of future cash flows	Mid Market Spot	< 1 year: Mid Money Market> 1 year: Mid Zero Coupon	N/A
B.10.	Interest rate swaps	Fair value	2	Revenue-based approach	Present value of future cash flows	Mid Market Spot	< 1 year: Mid Money Market and LIFFE interest rate futures > 1 year: Mid Zero Coupon	N/A
B.10.	Cross-currency swaps	Fair value	2		Present value of future cash flows	Mid Market Spot	< 1 year: Mid Money Market and LIFFE interest rate futures > 1 year: Mid Zero Coupon	N/A
B.9.	Investments in mutual funds	Fair value	1	Market value	Net asset value	N/A
B.9.	Negotiable debt instruments, commercial paper, instant access deposits and term deposits	Amortized cost	N/A	N/A	Because these instruments have a maturity of less than 3 months, amortized cost is regarded as an acceptable approximation of fair value as disclosed in the notes to the consolidated financial statements.
B.9.	Debt	Amortized cost(b)	N/A	N/A
In the case of debt with a maturity of less than 3 months, amortized cost is regarded as an acceptable approximation of fair value as reported in the notes to the consolidated financial statements.
For debt with a maturity of more than 3 months, fair value as reported in the notes to the consolidated financial statements is determined either by reference to quoted market prices at the end of the reporting period (quoted instruments) or by discounting the future cash flows based on observable market data at the end of the reporting period (unquoted instruments).

B.9.	Lease liabilities	Amortized cost	N/A	N/A	Future lease payments are discounted using the incremental borrowing rate
B.11.	Liabilities related to business combinations and to non-controlling interests (CVRs)	Fair value	1	Market value	Quoted market price		N/A
B.11.	Liabilities related to business combinations and to non-controlling interests (other than CVRs)	Fair value(c)	3	Revenue-based approach	Under IAS 32, contingent consideration payable in a business combination is a financial liability. The fair value of such liabilities is determined by adjusting the contingent consideration at the end of the reporting period using the method described in Note B.11.
(a)These assets are held to fund a deferred compensation plan offered to certain employees.
(b)In the case of debt designated as a hedged item in a fair value hedging relationship, the carrying amount in the consolidated balance sheet includes changes in fair value attributable to the hedged risk(s).
(c)For business combinations completed prior to application of the revised IFRS 3, contingent consideration is recognized when payment becomes probable. See Note B.3.1. to the consolidated financial statements for the year ended December 31, 2019.

A.6. NEW PRONOUNCEMENTS ISSUED BY THE IASB AND APPLICABLE FROM JUNE 2020 OR LATER
On May 28, 2020, the IASB issued “Covid-19-Related Rent Concessions”, an amendment to IFRS 16. The amendment, which is applicable from June 1,, 2020 (subject to endorsement by the European Union), allows lessees not to account for rent concessions as lease modifications if they are a direct consequence of Covid-19 and meet certain conditions. Sanofi does not expect a material impact from the application of this amendment.
On January 23, 2020, the IASB issued “Classification of Liabilities as Current or Non-current”, an amendment to IAS 1. On May 14, 2020, the IASB issued “Reference to the Conceptual Framework”, an amendment to IFRS 3; Proceeds before Intended Use”, an amendment to IAS 16; “Onerous Contracts – Cost of Fulfilling a Contract”, an amendment to IAS 37; and “Annual Improvements to IFRS standards 2018-2020”. Sanofi does not expect a material impact from those amendments, which are applicable at the earliest from January 1, 2022 (subject to endorsement by the European Union). Sanofi will not early adopt those amendments.

A.7. COVID-19 PANDEMIC
Covid-19, confirmed as a pandemic by the World Health Organisation on March 11, 2020, has led to a global health crisis.
Sanofi has assessed the impact of the uncertainties created by the Covid-19 pandemic. As of June 30, 2020, those uncertainties have not appreciably called into question the estimates and assumptions made by management (see Note A.2.).
Sanofi will continue to reassess those estimates and assumptions as the situation evolves.
Effect of the Covid-19 pandemic on the valuation of goodwill and intangible assets
In accordance with IAS 36 (Impairment of Assets), Sanofi conducts impairment tests on goodwill allocated to each of its Cash Generating Units and on other intangible assets not yet available for use (such as capitalized in process research and development) on an annual basis, regardless of whether there is an indication that they might have become impaired. The most recent impairment tests were conducted as of December 31, 2019 (see Note D.5. to the consolidated financial statements for the year ended December 31, 2019).
In light of the Covid-19 pandemic, in preparing the 2020 half-year consolidated financial statements Sanofi assessed the following indicators, and found no indication that the assets in question might have become impaired as a result of the pandemic:
–quoted market price of shares in Sanofi and peers in the healthcare sector;
–trends in interest rates and risk premiums;
–trends in sales and earnings for each CGU during the first half of 2020;
–2020 full-year sales and operating profit forecasts for each CGU;
–progress on research and development programs;
–supply chain and activity levels at Sanofi’s industrial facilities; and
–changes to long-term business plans.
In addition, the goodwill impairment tests conducted in 2019 showed that for each CGU, the recoverable amount was substantially higher than the carrying amount (see Note D.5. to the consolidated financial statements for the year ended December 31, 2019).
Consequently, in accordance with IAS 36, the Cash Generating Units to which goodwill is allocated have not been tested for impairment.
Finally, Sanofi has conducted impairment tests related to the specific circumstances of some intangible assets with no direct link to the Covid-19 pandemic; the results of those tests are described in Note B.4.
Effect of the Covid-19 pandemic on accounts receivable
As of June 30, 2020, Sanofi analysed indicators that its accounts receivable might have become impaired, such as the ageing of gross receivables and the amount of doubtful receivables (see Note B.7). Nothing was identified that would indicate a material increase in expected credit risk, especially as regards Sanofi’s principal customers (see Note B.20.4).
Effect of the Covid-19 pandemic on the liquidity position
The Covid-19 pandemic has not had a negative impact on Sanofi’s liquidity position.
Effect of the Covid-19 pandemic on the presentation of the income statement
The effects of the Covid-19 pandemic are presented in the relevant line items of the income statement, according to the function or nature of the income or expense.